Taxation	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Taxation

6. TAXATION

6A. INCOME TAX

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.

Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.

Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on the individual most likely outcome approach.

Tax charge in income statement	€ million 2018	€ million 2017	€ million 2016
Current tax
Current year	(2,647)	(2,398)	(2,026)
Over/(under) provided in prior years	(10)	(21)	158

	(2,657)	(2,419)	(1,868)

Deferred tax
Origination and reversal of temporary differences	3	51	(65)
Changes in tax rates	(13)	609	(7)
Recognition of previously unrecognised losses brought forward	92	92	18

	82	752	(54)

	(2,575)	(1,667)	(1,922)

The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2018	% 2017	% 2016
Computed rate of tax(a)	25	26	26
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(3)	(4)	(4)
Withholding tax on dividends	2	2	3
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	1	—	(1)
Transfer to/(from) unrecognised deferred tax assets	—	1	—
Others	(1)	(1)	—

Underlying effective tax rate	26	26	26
Non-underlying items within operating profit(b)	(1)	1	—
Premium paid on Buyback of preference shares(b)	—	1	—
Impact of US tax reform(b)	—	(7)	—
Impact of Spreads disposal(b)	(4)	—	—

Effective tax rate	21	21	26

(a)

The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.

(b)	See note 3 for explanation of non-underlying items.

Our tax rate is reduced by incentive tax credits, the benefit from preferential tax regimes that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as entertainment costs and some interest expense and by irrecoverable withholding taxes on dividends paid by subsidiary companies and on other cross-border payments such as royalties and service fees, which cannot be offset against other taxes due. In 2018 the effective tax rate was reduced by the impact of the spreads disposals where a significant part of the disposals benefited from the participation exemption in the Netherlands.

The Group’s future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation and still to be determined tax reform proposals in the EU, Switzerland and the continuing OECD international tax reform work, as well as the impact of acquisitions, disposals and any restructuring of our businesses.

6B. DEFERRED TAX

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:

•	goodwill not deductible for tax purposes;

•	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and

•	differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.

A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2018 and 2017	As at 1 January 2018	Income statement	Other	As at 31 December 2018	As at 1 January 2017	Income statement	Other	As at 31 December 2017
Pensions and similar obligations	316	(26)	114	404	766	(16)	(434)	316
Provisions and accruals	653	193	(25)	821	922	(154)	(115)	653
Goodwill and intangible assets	(1,652)	(154)	(105)	(1,911)	(1,928)	654	(378)	(1,652)
Accelerated tax depreciation	(679)	5	(5)	(679)	(870)	109	82	(679)
Tax losses	130	11	(11)	130	131	(36)	35	130
Fair value gains	100	58	(3)	155	(7)	104	3	100
Fair value losses	24	(2)	—	22	29	65	(70)	24
Share-based payments	194	(14)	(5)	175	169	(5)	30	194
Other	86	11	(20)	77	81	31	(26)	86

	(828)	82	(60)	(806)	(707)	752	(873)	(828)

At the balance sheet date, the Group had unused tax losses of €5,346 million (2017: €4,676 million) and tax credits amounting to €570 million (2017: €612 million) available for offset against future taxable profits. Deferred tax assets have not been recognised in respect of unused tax losses of €4,914 million (2017: €4,179 million) and tax credits of €570 million (2017: €612 million), as it is not probable that there will be future taxable profits within the entities against which the losses can be utilised. Many of these tax losses and credits arise in tax jurisdictions where they do not expire with the exception of €4,752 million (2017: €2,934 million) comprising mainly corporate income tax losses in the Netherlands which expire between now and 2027.

Other deductible temporary differences of €48 million (2017: €51 million) have not been recognised as a deferred tax asset. There is no expiry date for these differences.

At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €2,681 million (2017: €1,719 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

Deferred tax assets and liabilities	€ million Assets 2018	€ million Assets 2017	€ million Liabilities 2018	€ million Liabilities 2017	€ million Total 2018	€ million Total 2017
Pensions and similar obligations	334	294	70	22	404	316
Provisions and accruals	578	465	243	188	821	653
Goodwill and intangible assets	41	86	(1,952)	(1,738)	(1,911)	(1,652)
Accelerated tax depreciation	(64)	(21)	(615)	(658)	(679)	(679)
Tax losses	126	125	4	5	130	130
Fair value gains	12	23	143	77	155	100
Fair value losses	2	3	20	21	22	24
Share-based payments	59	74	116	120	175	194
Other	29	36	48	50	77	86

	1,117	1,085	(1,923)	(1,913)	(806)	(828)

Of which deferred tax to be recovered/(settled) after more than 12 months	840	730	(2,046)	(1,868)	(1,206)	(1,138)

6C. TAX ON OTHER COMPREHENSIVE INCOME

Income tax is recognised in other comprehensive income for items recognised directly in equity.

Tax effects of the components of other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
		Tax			Tax
	Before tax 2018	(charge)/ credit 2018	After tax 2018	Before tax 2017	(charge)/ credit 2017	After tax 2017
Gains/(losses) on:(a)
Equity instruments at fair value through other comprehensive income	51	—	51	—	—	—
Cash flow hedges	(70)	15	(55)	(62)	(6)	(68)
Other financial instruments	—	—	—	1	(8)	(7)
Remeasurements of defined benefit pension plans	(437)	109	(328)	1,620	(338)	1,282
Currency retranslation gains/(losses)	(869)	8	(861)	(1,024)	41	(983)

	(1,325)	132	(1,193)	535	(311)	224

(a)	Classification has changed following adoption of IFRS 9. See note 1 for further details.